Dryden Total Return Bond Fund, Inc.

Gateway Center Three,

100 Mulberry Street

Newark, New Jersey 07102

October 25, 2007

VIA EDGAR SUBMISSION

Securities and Exchange Commission

450 Fifth Street

Judiciary Plaza

Washington, D.C. 20549

Re:	Dryden Total Return Bond Fund, Inc.: Form N-1A
Post-Effective Amendment No. 21 to the Registration
Statement under the Securities Act of 1933;
Amendment No. 24 to the Registration Statement under
the Investment Company Act of 1940
Securities Act Registration No. 33-55441
Investment Company Act No. 811-7215

Dear Sir or Madam:

On behalf of Dryden Total Return Bond Fund, Inc. (the “Fund”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing is Post-Effective Amendment No. 21 to the Registration Statement under the 1933 Act; Amendment No. 24 to the Registration Statement under the 1940 Act (the “Amendment”).

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to add disclosure regarding a new share class, known as Class “R” shares of the Fund.

The Company intends to file a subsequent post-effective amendment on or before December 28, 2007 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

The Amendment consists of the following: (1) the facing sheet of the Registration Statement, (2) the Amendment to the Registrant’s current Prospectus and Statement of Additional Information, and (3) Part C of the Registration Statement (including signature page and exhibits).

To assist you with the review of the Amendment, we note that the staff reviewed post-effective amendment No. 20 to the registration statement of The Target Portfolio Trust (Securities Act Registration No. 33-50476) which went effective on February 25, 2005 (Prior Target Filing). The Prior Target Filing added disclosure regarding Class R shares and is substantially similar to the Current Registration Statement, except with respect to updated financial information. Additionally, the staff has reviewed and declared effective each of the following registered mutual fund’s registration statements on Form N-1A (collectively the “Prior Registration Statements”) which include substantially identical disclosure relating to the Class R shares:

Registrant	File Nos.	Post-Effective Amendment No. Under 1933 Act	Effective Date
Jennison Mid-Cap Growth Fund, Inc.	333-11785; 811-07811	18	February 27, 2006
Jennison Mid-Cap Growth Fund, Inc.	333-11785; 811-07811	15 (specifically adding the Class R shares)	February 24, 2005
Jennison 20/20 Focus Fund	333-43491; 811-08587	9 (specifically adding the Class R shares)	May 28, 2004

The Amendment contains all applicable Staff comments to the Prior Registration Statements as noted above. Since the Amendment is substantially similar to the Prior Registration Statements of mutual funds in the same fund complex that were recently reviewed by the Staff and declared effective by the Staff, we request that the Amendment receives “no review” or limited review if deemed necessary by the Staff. The Amendment will go effective on December 28, 2007 and we would appreciate receiving the Staff’s comments, if any, on or about December 17, 2007.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-6469. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary

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